Commitments and Related Party Transactions - Sponsor loans (Details) - USD ($)		6 Months Ended
	Aug. 24, 2020	Jun. 30, 2021	Oct. 16, 2020
Related Party Transaction [Line Items]
Maximum amount of loan convertible in to warrants	$ 1,500,000
Warrant exercise price for conversion of loan	$ 1.50
Percentage Of Issued And Outstanding Shares Collectively Held By Initial Stock holders		20.00%
Sponsor
Related Party Transaction [Line Items]
Notes payable, affiliates			$ 166,750
Administrative services agreement | Fertitta Entertainment, Inc
Related Party Transaction [Line Items]
Maximum amount of unsecured promissory note outstanding form sponsors	$ 300,000